Share capital, stock options and other stock-based plans (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Three months ended March 31, 2026		Three months ended March 31, 2025
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	713,061	$11.75	524,322	$11.75
Granted	—	—	—	—
Exercised	(20,521)	17.80	(43,798)	19.76
Forfeited/expired	(134,706)	8.55	(73,069)	12.77
Outstanding, end of period	557,834	$5.20	407,455	$10.67
Units outstanding and exercisable, end of period	491	$31.07	1,189	$26.82

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units at March 31, 2026 as follows:

March 31, 2026
(CDN $)
Share units:
Outstanding	$1,388
Exercisable	15
Exercised	51

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended March 31,
	2026	2025
Research and development	8	13
General and administrative	160	247
Sales and marketing	—	25
	$168	$285

	Three Months Ended March 31,
	2026	2025
Stock-based compensation - equity or cash settled	86	212
Stock-based compensation - cash settled only	82	73
	$168	$285